SCHEDULE OF MINERAL RIGHTS (Details) (Parenthetical) $ in Thousands, $ in Thousands	Sep. 21, 2020 USD ($)	Sep. 21, 2020 CAD ($)	Apr. 22, 2020	Sep. 24, 2019 CAD ($) shares
Mineral Rights Silver City Germany [Member] | Globex Agreement [Member] | Globex Mining Enterprises Inc [Member]
IfrsStatementLineItems [Line Items]
Acquisition of equity, percentage				100.00%
Payment for acquisition		$ 200		$ 500
Shares issued during the period for acquisition, value				$ 1,600
Royalty for precious metals				3.00%
Royalty for other metals				2.50%
Reduction on royalty description				reduced by 1% upon a payment of $1,500
Addition one time payments				Additional one-time payments of C$300 and C$700 will be made by the Company following any future announcement of a maiden resource on the property and upon achievement of commercial production from the project, respectively.
Mineral Rights Silver City Germany [Member] | Globex Agreement [Member] | Globex Mining Enterprises Inc [Member] | First Issuance [Member]
IfrsStatementLineItems [Line Items]
Shares issued during the period for acquisition, value				$ 425
Shares issued during the period for acquisition | shares				232,240
Mineral Rights Silver City Germany [Member] | Globex Agreement [Member] | Globex Mining Enterprises Inc [Member] | Second Issuance [Member]
IfrsStatementLineItems [Line Items]
Payment for acquisition		100
Shares issued during the period for acquisition, value		$ 625
Additions	$ 415
Otis Gold Corp [Member]
IfrsStatementLineItems [Line Items]
Acquisition of equity, percentage			100.00%
Otis Gold Corp [Member] | Kilgore Gold Project [Member]
IfrsStatementLineItems [Line Items]
Acquisition of equity, percentage			100.00%
Project descriptions			The Company has a 100% interest in the Kilgore Gold property located in Clark County, Idaho, which comprises 614 federal lode mining claims unencumbered by any underlying royalties. In Q4 2020, the Company staked 175 new claims expanding the Kilgore property by 28%.
Otis Gold Corp [Member] | Oakley Project [Member] | Blue Hill Creek [Member]
IfrsStatementLineItems [Line Items]
Project descriptions			Blue Hill Creek (“BHC”) – 44 unpatented federal lode mining claims and an adjacent 80 acre Idaho state lease, subject to a 2% net smelter returns (“NSR”) royalty on gold.
Otis Gold Corp [Member] | Oakley Project [Member] | Matrix Creek [Member]
IfrsStatementLineItems [Line Items]
Project descriptions			Matrix Creek – 61 unpatented federal lode mining claims and a 320 acre mineral lease, subject to a 2% NSR on gold. The NSRs at BHC and Matrix Creek can be purchased for a total of $2,000.
Otis Gold Corp [Member] | Oakley Project [Member] | Cold Creek [Member]
IfrsStatementLineItems [Line Items]
Project descriptions			Cold Creek – 117 unpatented federal lode mining claims.